Fair Values of Assets and Liabilities - Summary of Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial assets:
Cash and cash equivalents, fair value	$ 86,271	$ 93,192
Cash and cash equivalents, carrying amount	86,271	93,192	156,685	155,493
Securities available for sale, carrying amount	201,137	262,785
Federal Home Loan Bank stock, carrying amount	11,907	12,064
Federal Home Loan Bank stock, fair value	11,907	12,064
Loans and loans held for sale, net, carrying amount	2,267,763	1,800,841
Loans and loans held for sale, net, fair value	2,298,488	1,843,529
Accrued interest receivable, carrying amount	7,127	6,745
Accrued interest receivable, fair value	7,127	6,745
Financial liabilities:
Deposits, fair value	2,253,543	1,874,226
Deposits, carrying amount	2,248,600	1,865,433
Borrowings, fair value	160,581	164,176
Borrowings, carrying amount	161,903	161,254
Accrued interest payable, fair value	818	849
Accrued interest payable, carrying amount	818	849
Carrying Value [Member]
Financial assets:
Securities available for sale, carrying amount	201,137	262,785
Derivative Loan Commitments [Member]
Financial liabilities:
Derivative Financial Assets, fair value	13	288
Derivative Financial Assets, carrying amount	13	288
Forward Loan Sale Commitments [Member]
Financial liabilities:
Derivative Financial Assets, fair value	75
Derivative Financial Assets, carrying amount	75
Derivative Financial Liability, fair value		12
Derivative Financial Liability, carrying amount		12
Interest Rate Swaps Asset [Member]
Financial liabilities:
Derivative Financial Assets, fair value	57
Derivative Financial Assets, carrying amount	57
Interest Rate Swaps Liability [Member]
Financial liabilities:
Derivative Financial Liability, fair value	57
Derivative Financial Liability, carrying amount	57
Level 1 [Member]
Financial assets:
Cash and cash equivalents, fair value	86,271	93,192
Securities available for sale, carrying amount	55,349	60,148
Federal Home Loan Bank stock, fair value
Loans and loans held for sale, net, fair value
Accrued interest receivable, fair value
Financial liabilities:
Deposits, fair value
Borrowings, fair value
Accrued interest payable, fair value
Level 1 [Member] | Derivative Loan Commitments [Member]
Financial liabilities:
Derivative Financial Assets, fair value
Level 1 [Member] | Forward Loan Sale Commitments [Member]
Financial liabilities:
Derivative Financial Assets, fair value
Derivative Financial Liability, fair value
Level 1 [Member] | Interest Rate Swaps Asset [Member]
Financial liabilities:
Derivative Financial Assets, fair value
Level 1 [Member] | Interest Rate Swaps Liability [Member]
Financial liabilities:
Derivative Financial Liability, fair value
Level 2 [Member]
Financial assets:
Cash and cash equivalents, fair value
Securities available for sale, carrying amount	145,788	202,637
Federal Home Loan Bank stock, fair value
Loans and loans held for sale, net, fair value
Accrued interest receivable, fair value
Financial liabilities:
Deposits, fair value
Borrowings, fair value	160,581	164,176
Accrued interest payable, fair value
Level 2 [Member] | Derivative Loan Commitments [Member]
Financial liabilities:
Derivative Financial Assets, fair value
Level 2 [Member] | Forward Loan Sale Commitments [Member]
Financial liabilities:
Derivative Financial Assets, fair value
Derivative Financial Liability, fair value
Level 2 [Member] | Interest Rate Swaps Asset [Member]
Financial liabilities:
Derivative Financial Assets, fair value
Level 2 [Member] | Interest Rate Swaps Liability [Member]
Financial liabilities:
Derivative Financial Liability, fair value
Level 3 [Member]
Financial assets:
Cash and cash equivalents, fair value
Securities available for sale, carrying amount
Federal Home Loan Bank stock, fair value	11,907	12,064
Loans and loans held for sale, net, fair value	2,298,488	1,843,529
Accrued interest receivable, fair value	7,127	6,745
Financial liabilities:
Deposits, fair value	2,253,543	1,874,226
Borrowings, fair value
Accrued interest payable, fair value	818	849
Level 3 [Member] | Derivative Loan Commitments [Member]
Financial liabilities:
Derivative Financial Assets, fair value	13	288
Level 3 [Member] | Forward Loan Sale Commitments [Member]
Financial liabilities:
Derivative Financial Assets, fair value	75
Derivative Financial Liability, fair value		12
Level 3 [Member] | Interest Rate Swaps Asset [Member]
Financial liabilities:
Derivative Financial Assets, fair value	57
Level 3 [Member] | Interest Rate Swaps Liability [Member]
Financial liabilities:
Derivative Financial Liability, fair value	$ 57